SCHEDULE H, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	95-2795851
Plan number	001
Total investments	$ 722,824,950
Loans to participants	5,162,258
Total assets	$ 727,987,208
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	9.50%
Investment, Identifier [Axis]: American Funds 2010 Target Date Retirement Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	2,222
Total investments	$ 27,269
Investment, Identifier [Axis]: American Funds 2015 Target Date Retirement Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	132,401
Total investments	$ 1,705,326
Investment, Identifier [Axis]: American Funds 2020 Target Date Retirement Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	366,392
Total investments	$ 5,213,763
Investment, Identifier [Axis]: American Funds 2025 Target Date Retirement Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	1,431,734
Total investments	$ 23,136,827
Investment, Identifier [Axis]: American Funds 2030 Target Date Retirement Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	885,138
Total investments	$ 16,614,044
Investment, Identifier [Axis]: American Funds 2035 Target Date Retirement Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	1,170,244
Total investments	$ 24,575,133
Investment, Identifier [Axis]: American Funds 2040 Target Date Retirement Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	1,143,297
Total investments	$ 26,455,894
Investment, Identifier [Axis]: American Funds 2045 Target Date Retirement Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	886,199
Total investments	$ 21,330,802
Investment, Identifier [Axis]: American Funds 2050 Target Date Retirement Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	1,237,213
Total investments	$ 29,371,444
Investment, Identifier [Axis]: American Funds 2055 Target Date Retirement Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	499,691
Total investments	$ 15,060,673
Investment, Identifier [Axis]: American Funds 2060 Target Date Retirement Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	270,811
Total investments	$ 5,557,037
Investment, Identifier [Axis]: American Funds 2065 Target Date Retirement Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	84,260
Total investments	$ 1,700,362
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	406,002
Total investments	$ 24,595,612
Investment, Identifier [Axis]: American Funds Washington Mutual Investors Fund R-6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	400,139
Total investments	$ 26,105,043
Investment, Identifier [Axis]: DFA U.S. Targeted Value Portfolio | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	145,786
Total investments	$ 5,391,153
Investment, Identifier [Axis]: Dodge & Cox Funds Income Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	456,767
Total investments	$ 5,874,023
Investment, Identifier [Axis]: East West Bancorp, Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	733,646
Total investments	$ 82,454,473
Investment, Identifier [Axis]: Empower Guaranteed Income Fund | Fully benefit-responsive investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	1,650,220
Interest rate	2.25%
Total investments	$ 56,557,625
Investment, Identifier [Axis]: Franklin Small Cap Growth Fund R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	450,240
Total investments	$ 12,417,618
Investment, Identifier [Axis]: MFS Growth Fund R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	416,937
Total investments	$ 82,945,374
Investment, Identifier [Axis]: MFS Mid Cap Value Fund R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	390,339
Total investments	$ 12,198,097
Investment, Identifier [Axis]: MFS Total Return Fund R4 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	724,777
Total investments	$ 13,973,699
Investment, Identifier [Axis]: MFS Value Fund R4 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	156,593
Total investments	$ 7,820,245
Investment, Identifier [Axis]: Metropolitan West Total Return Bond Fund Plan | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	1,407,190
Total investments	$ 12,101,838
Investment, Identifier [Axis]: T. Rowe Price Mid-Cap Growth Fund I | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	161,571
Total investments	$ 15,767,694
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	242,995
Total investments	$ 134,152,746
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Institutional | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	354,625
Total investments	$ 28,150,144
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund Institutional | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	167,060
Total investments	$ 20,645,312
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	393,053
Total investments	$ 3,840,132
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Institutional | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units/shares (in shares) | shares	43,714
Total investments	$ 7,085,548